MGE Energy Inc Consolidated Statements of Common Equity (Unaudited) (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/ Income [Member]
Beginning balance, value at Dec. 31, 2011		$ 550,952	$ 23,114	$ 316,268	$ 211,458	$ 112
Beginning balance, shares at Dec. 31, 2011			23,114,000
Net Income		30,318			30,318
Other comprehensive income (loss)		43				43
Common stock dividends declared	[1]	(17,687)			(17,687)
Common stock issued during period		0
Ending balance, value at Jun. 30, 2012		563,626	23,114	316,268	224,089	155
Ending balance, shares at Jun. 30, 2012			23,114,000
Beginning balance, value at Dec. 31, 2012		579,429	23,114	316,268	239,953	94
Beginning balance, shares at Dec. 31, 2012			23,114,000
Net Income		36,475			36,475
Other comprehensive income (loss)		140				140
Common stock dividends declared	[2]	(18,264)			(18,264)
Common stock issued during period		0
Ending balance, value at Jun. 30, 2013		$ 597,780	$ 23,114	$ 316,268	$ 258,164	$ 234
Ending balance, shares at Jun. 30, 2013			23,114,000

[1]	$0.766 per share
[2]	$0.790 per share